Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating losses		$ 632
Valuation Allowance, Operating Loss Carryforwards
Valuation Allowance [Line Items]
Valuation allowance released	$ 102